Average Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Worldwide Fund	Dec. 30, 2024
Fidelity Worldwide Fund | Return Before Taxes
Average Annual Return:
Past 1 year	24.95%
Past 5 years	13.19%
Past 10 years	9.06%
Fidelity Worldwide Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.66%
Past 5 years	11.45%
Past 10 years	7.41%
Fidelity Worldwide Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.96%
Past 5 years	10.37%
Past 10 years	6.98%
MS113
Average Annual Return:
Past 1 year	24.29%
Past 5 years	13.26%
Past 10 years	9.06%